Derivative Financial Instruments - Summary of Fixed Rate Instruments Hedged (Detail)	12 Months Ended
Dec. 31, 2018
Fixed rate mortgages [member]
Disclosure of detailed information about hedged items [line items]
Designated benchmark instrument rate	3-month LIBOR
Currency	GBP
Fixed rate loans [member]
Disclosure of detailed information about hedged items [line items]
Designated benchmark instrument rate	3-month LIBOR & EURIBOR
Currency	GBP, EUR
Reverse repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Designated benchmark instrument rate	SONIA, USD Fed Funds
Currency	GBP, USD
Investment assets [member]
Disclosure of detailed information about hedged items [line items]
Designated benchmark instrument rate	SONIA, 3-month LIBOR, Eonia & USD Fed Funds
Currency	GBP, EUR, USD
Fixed rate savings [member]
Disclosure of detailed information about hedged items [line items]
Designated benchmark instrument rate	3-month LIBOR, SONIA
Currency	GBP, USD